Mineral, Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Mineral, Property, Plant and Equipment	Mineral Property, Plant and Equipment

	Buildings	Mining Equipment	Mineral Properties(1)	Projects in Progress(2)	Equipment & Other Assets	Deposit on Projects	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2020	$14,882	$92,702	$313,762	$8,322	$8,478	$4,326	$7,536	$8,322	$458,330
Additions	19	7,538	37,719	100,682	1,130	25,696	5,162	10,425	188,371
Disposals	—	(1,004)	—	(1,821)	(3)	(7)	—	(575)	(3,410)
Transfers	4,626	33,217	67,556	(87,204)	814	(19,009)	—	—	—
Foreign exchange	(1,175)	(7,678)	(25,020)	(789)	(600)	(518)	(688)	(874)	(37,342)
Balance, December 31, 2021	18,352	124,775	394,017	19,190	9,819	10,488	12,010	17,298	605,949
Additions	885	62,081	125,004	64,779	8,722	31,984	1,354	11,666	306,475
Capitalized borrowing costs	—	—	—	6,246	—	—	—	—	6,246
Disposals	(736)	(1,917)	—	(2,241)	(9)	(2)	—	(1,541)	(6,446)
Transfers	2,280	1,512	8,453	26,303	185	(3,650)	—	—	35,083
Foreign exchange	1,257	8,004	26,213	(2,456)	545	454	824	1,026	35,867
Balance, December 31, 2022	$22,038	$194,455	$553,687	$111,821	$19,262	$39,274	$14,188	$28,449	$983,174

Accumulated depreciation:
Balance, December 31, 2020	$(3,916)	$(15,655)	$(90,539)	$—	$(4,583)	$—	$(3,315)	$(6,620)	$(124,628)
Depreciation expense	(808)	(12,664)	(26,475)	—	(1,489)	—	(985)	(4,869)	$(47,290)
Disposals	—	913	—	—	3	—	—	413	$1,329
Foreign exchange	296	1,463	7,125	—	336	—	260	588	$10,068
Balance, December 31, 2021	(4,428)	(25,943)	(109,889)	—	(5,733)	—	(4,040)	(10,488)	(160,521)
Depreciation expense	(1,047)	(16,373)	(33,378)	—	(973)	—	(914)	(7,530)	(60,215)
Disposals	734	1,672	60	—	70	—	—	913	3,449
Foreign exchange	(306)	(1,666)	(7,352)	—	(354)	—	(273)	(662)	(10,613)
Balance, December 31, 2022	$(5,047)	$(42,310)	$(150,559)	$—	$(6,990)	$—	$(5,227)	$(17,767)	$(227,900)

Net book value, December 31, 2021	$13,924	$98,832	$284,128	$19,190	$4,086	$10,488	$7,970	$6,810	$445,428
Net book value, December 31, 2022	$16,991	$152,145	$403,128	$111,821	$12,272	$39,274	$8,961	$10,682	$755,274
(1)     Mineral properties include $69.4 million (2021 - $67.1 million) of development costs which are not currently being depreciated.
(2) A total of $35.1 million of exploration and evaluation assets related to the Tucumã Project were reclassified to mineral property, plant and equipment in 2022.